Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Equity Series, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	trpesi5_SupplementTextBlockTextBlock
T. Rowe Price New America Growth Portfolio

Supplement to Prospectus Dated May 1, 2018
The fund pays T. Rowe Price Associates, Inc. (the fund’s investment adviser) an annual all-inclusive management fee of 0.85% based on the fund’s average daily net assets. This all-inclusive management fee includes all of the fund’s operating expenses except for interest; taxes; brokerage commissions; and nonrecurring, extraordinary expenses. Effective July 1, 2018, T. Rowe Price has contractually agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.80% of the fund’s average daily net assets, through at least April 30, 2020.

To reflect the new contractual management fee waiver, effective July 1, 2018, the fee table and expense example on page 1 are revised as follows:

Fees and Expenses of the Fund

	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85	%a

Other expenses	—

Total annual fund operating expenses	0.85

Fee waiver/expense reimbursement	(0.05	)a,b

Total annual fund operating expenses after fee waiver/expense reimbursement	0.80	a,b

a T. Rowe Price Associates, Inc. has agreed (through April 30, 2020) to waive a portion of its management fees in order to limit the fund's management fees to 0.80% of the fund's average daily net assets. The agreement may be terminated at any time beyond April 30, 2020, with approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund.

b Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Portfolio	$82	$265	$466	$1,044

T. Rowe Price New America Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpesi5_SupplementTextBlockTextBlock
T. Rowe Price New America Growth Portfolio

Supplement to Prospectus Dated May 1, 2018
The fund pays T. Rowe Price Associates, Inc. (the fund’s investment adviser) an annual all-inclusive management fee of 0.85% based on the fund’s average daily net assets. This all-inclusive management fee includes all of the fund’s operating expenses except for interest; taxes; brokerage commissions; and nonrecurring, extraordinary expenses. Effective July 1, 2018, T. Rowe Price has contractually agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.80% of the fund’s average daily net assets, through at least April 30, 2020.

To reflect the new contractual management fee waiver, effective July 1, 2018, the fee table and expense example on page 1 are revised as follows:

Fees and Expenses of the Fund

	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85	%a

Other expenses	—

Total annual fund operating expenses	0.85

Fee waiver/expense reimbursement	(0.05	)a,b

Total annual fund operating expenses after fee waiver/expense reimbursement	0.80	a,b

a T. Rowe Price Associates, Inc. has agreed (through April 30, 2020) to waive a portion of its management fees in order to limit the fund's management fees to 0.80% of the fund's average daily net assets. The agreement may be terminated at any time beyond April 30, 2020, with approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund.

b Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Portfolio	$82	$265	$466	$1,044

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
T. Rowe Price New America Growth Portfolio | T. Rowe Price New America Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Other expenses	rr_OtherExpensesOverAssets
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.80%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	$ 1,044

[1]	T. Rowe Price Associates, Inc. has agreed (through April 30, 2020) to waive a portion of its management fees in order to limit the fund’s management fees to 0.80% of the fund’s average daily net assets. The agreement may be terminated at any time beyond April 30, 2020, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund.
[2]	Restated to reflect current fees.